Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments in real estate:
Real estates, at cost attributable to consolidated VIEs	$ 2,331,613	$ 646,482
Operating real estate, at cost attributable to consolidated VIEs	99,703	109,875
Accumulated depreciation attributable to consolidated VIEs	136,068	135,175
Net investments in direct financing leases attributable to VIE's	376,005	58,000
Cash attributable to consolidated VIEs	123,904	29,297
In-place lease attributable to consolidated VIEs	447,278	44,578
Above-market rent attributable to consolidated VIEs	279,885	4,822
Other intangible assets attributable to consolidated VIEs	10,200	12,950
Other Assets attributable to consolidated VIEs	141,442	51,069
Liabilities:
Non-recourse debt attributable to consolidated VIEs	1,715,397	356,209
Accounts payable attributable to consolidated VIEs	265,132	82,055
W. P. Carey stockholders' equity:
Preferred stock, per share value	$ 0.001	$ 0.001
Preferred stock, authorized	50,000,000	50,000,000
Treasury stock, cost	416,408	0
Variable Interest Entity
Investments in real estate:
Real estates, at cost attributable to consolidated VIEs	78,745	41,032
Operating real estate, at cost attributable to consolidated VIEs	0	26,318
Accumulated depreciation attributable to consolidated VIEs	16,110	22,350
Net investments in direct financing leases attributable to VIE's	23,921	0
Cash attributable to consolidated VIEs	17	230
In-place lease attributable to consolidated VIEs	3,823	0
Above-market rent attributable to consolidated VIEs	2,773	0
Other intangible assets attributable to consolidated VIEs	297	0
Other Assets attributable to consolidated VIEs	4,232	2,773
Liabilities:
Non-recourse debt attributable to consolidated VIEs	30,326	14,261
Accounts payable attributable to consolidated VIEs	$ 7,659	$ 1,651
Common Stock No Par Value
W. P. Carey stockholders' equity:
Common stock, per share value	$ 0	$ 0
Common stock, authorized	100,000,000	100,000,000
Common stock, issued	0	39,729,018
Common stock, outstanding	0	39,729,018
Common Stock
W. P. Carey stockholders' equity:
Common stock, per share value	$ 0.001	$ 0.001
Common stock, authorized	450,000,000	450,000,000
Common stock, issued	68,901,933	0
Common stock, outstanding	68,485,525	0